CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Net sales	$ 24,677	$ 31,196	$ 32,632
Finance and interest income	1,235	1,359	1,204
Total Revenues	25,912	32,555	33,836
Costs and Expenses
Cost of goods sold	20,357	25,534	26,551
Selling, general and administrative expenses	2,317	2,925	3,094
Research and development expenses	856	1,106	1,222
Restructuring expenses	84	184	71
Interest expense	1,106	1,318	1,196
Other, net	625	399	328
Total Costs and Expenses	25,345	31,466	32,462
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	567	1,089	1,374
Income taxes	360	467	671
Equity in income of unconsolidated subsidiaries and affiliates	41	86	125
Net income	248	708	828
Net income (loss) attributable to noncontrolling interests	(5)	(2)	151
Net income attributable to CNH Industrial N.V.	$ 253	$ 710	$ 677
Earnings per share attributable to common shareholders
Basic	$ 0.19	$ 0.52	$ 0.54
Diluted	0.19	0.52	0.54
Cash dividends declared per common share	$ 0.214	$ 0.277	$ 0.293